Schedule of Investments - March 31, 2020
Hotchkis & Wiley Global Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United States	54.03%
United Kingdom	12.54%
Netherlands	5.56%
France	5.45%
Germany	4.28%
Japan	2.99%
Canada	2.89%
Italy	2.46%
Switzerland	2.45%
Sweden	1.94%
Brazil	1.05%
Short-term securities and liabilities in excess of other assets	4.36%
* Based on country of risk.

COMMON STOCKS - 95.64%	Shares Held		Value
COMMUNICATION SERVICES - 6.66%
Interactive Media & Services - 1.07%
Alphabet, Inc. (a)		200	$232,390

Media - 3.33%
Discovery, Inc. (a)		16,650	292,041
News Corp.		48,600	436,185
			728,226
Wireless Telecommunication Services - 2.26%
Vodafone Group PLC - ADR		35,872	493,957
TOTAL COMMUNICATION SERVICES			1,454,573

CONSUMER DISCRETIONARY - 5.60%
Auto Components - 2.63%
Magna International, Inc.		18,011	574,911

Automobiles - 2.39%
Bayerische Motoren Werke AG (v)		3,497	148,292
General Motors Company		18,045	374,975
			523,267
Specialty Retail - 0.58%
Kingfisher PLC (v)		71,602	125,769
TOTAL CONSUMER DISCRETIONARY			1,223,947

CONSUMER STAPLES - 4.47%
Beverages - 1.88%
Heineken Holding NV (v)		5,287	412,008

Household Products - 1.08%
Henkel AG & Company KGaA (v)		3,200	235,065

Personal Products - 1.51%
Unilever PLC (v)		6,556	330,620
TOTAL CONSUMER STAPLES			977,693

ENERGY - 6.44%
Energy Equipment & Services - 2.48%
Frank's International NV (a)		81,516	211,127
National Oilwell Varco, Inc.		33,669	330,966
			542,093
Oil, Gas & Consumable Fuels - 3.96%
Cenovus Energy, Inc.		27,700	55,900
Kosmos Energy Ltd. (a)		75,188	67,338
Royal Dutch Shell PLC - ADR		8,400	293,076
Total SA (v)		11,900	448,378
			864,692
TOTAL ENERGY			1,406,785

FINANCIALS - 26.33%
Banks - 14.76%
ABN AMRO Bank NV (r) (v)		32,300	262,107
BNP Paribas SA (v)		9,756	284,829
Citigroup, Inc.		7,604	320,281
Citizens Financial Group, Inc.		21,250	399,713
ING Groep NV (v)		48,456	248,293
Societe Generale SA (v)		17,393	284,935
UniCredit SpA (v)		43,100	333,447
Wells Fargo & Company		38,130	1,094,331
			3,227,936
Capital Markets - 3.64%
Credit Suisse Group AG (a) (v)		45,764	369,377
The Goldman Sachs Group, Inc.		2,754	425,741
			795,118
Insurance - 7.93%
American International Group, Inc.		35,469	860,123
The Hartford Financial Services Group, Inc.		1,500	52,860
Tokio Marine Holdings, Inc. (v)		14,300	654,290
Zurich Insurance Group AG (v)		471	165,466
			1,732,739
TOTAL FINANCIALS			5,755,793

HEALTH CARE - 7.51%
Health Care Equipment & Supplies - 2.06%
Medtronic PLC		5,000	450,900

Health Care Providers & Services - 3.58%
Anthem, Inc.		2,015	457,486
UnitedHealth Group, Inc.		1,300	324,194
			781,680
Pharmaceuticals - 1.87%
GlaxoSmithKline PLC - ADR		10,819	409,932
TOTAL HEALTH CARE			1,642,512

INDUSTRIALS - 20.69%
Aerospace & Defense - 4.66%
Airbus SE (v)		2,700	174,101
BAE Systems PLC (v)		95,859	615,895
Embraer SA - ADR (a)		30,853	228,312
			1,018,308
Air Freight & Logistics - 1.75%
Royal Mail PLC (v)		248,787	383,510

Industrial Conglomerates - 8.05%
General Electric Company		151,872	1,205,864
Siemens AG (v)		6,600	552,652
			1,758,516
Machinery - 4.67%
CNH Industrial NV		67,882	380,818
Cummins, Inc.		2,629	355,756
Danieli & C Officine Meccaniche SpA (v)		29,330	204,981
Navistar International Corp. (a)		4,792	79,020
			1,020,575
Road & Rail - 1.56%
AMERCO		1,172	340,525
TOTAL INDUSTRIALS			4,521,434

INFORMATION TECHNOLOGY - 17.16%
Communications Equipment - 1.94%
Telefonaktiebolaget LM Ericsson - ADR		52,472	424,499

Electronic Equipment, Instruments & Components - 3.69%
Corning, Inc.		21,473	441,055
TE Connectivity Ltd.		5,800	365,284
			806,339
Software - 9.45%
Microsoft Corp.		7,713	1,216,417
Oracle Corp.		17,575	849,400
			2,065,817
Technology Hardware, Storage & Peripherals - 2.08%
Hewlett Packard Enterprise Company		46,887	455,273
TOTAL INFORMATION TECHNOLOGY			3,751,928

REAL ESTATE - 0.78%
Equity Real Estate Investment Trusts - 0.78%
Seritage Growth Properties (a)		18,743	170,749
TOTAL REAL ESTATE			170,749

Total common stocks (Cost $29,591,056)			20,905,414

Total long-term investments (Cost $29,591,056)			20,905,414
	Principal
SHORT-TERM INVESTMENTS - 4.70%	Amount
Time Deposits - 4.70%
Australia and New Zealand Banking Group Ltd., 0.15%, 04/01/2020*		$1,026,574	1,026,574
Brown Brothers Harriman & Co., 0.04%, 04/01/2020*	CAD	1.748	1,242
Brown Brothers Harriman & Co., 0.03%, 04/01/2020*	GBP	3	4
Total short-term investments (Cost $1,027,820)			1,027,820

Total investments - 100.34% (Cost $30,618,876)			21,933,234

Liabilities in excess of other assets - (0.34)%			(73,605)

Net assets - 100.00%			$21,859,629

(a)	- Non-income producing security.
(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $262,107, which represented 1.20% of net assets.

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $6,234,015 which represented 28.52% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
CAD	- Canadian Dollar
GBP	- British Pound
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$14,671,399
Time Deposits	1,027,820
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	274,061
Consumer Staples	977,693
Energy	448,378
Financials	2,602,744
Industrials	1,931,139
Level 3 --- Significant unobservable inputs	-

Total Investments	$21,933,234

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.